Other related party transactions	12 Months Ended
Dec. 31, 2022
Other related party transactions
Other Related Party Transactions

24. Other related party transactions

One of the members of NXT’s Board of Directors is a partner in a law firm which provides legal advice to NXT. Accounts payable and accrued liabilities includes a total of $76,843 ($16,000 as at December 31, 2021) payable to this law firm.

Accounts payable and accrued liabilities includes $nil ($11,467 as at December 31, 2021) related to reimbursement of expenses owing to an executive officer and $162,500 ($nil as at December 31, 2021) for Board of Director’s fees.

A company owned by a family member of a former executive officer was contracted to provide presentation design services to the Company during 2021.

As discussed in Note 9, the Company acquired the Geothermal Right from its former Chairman, President and Chief Executive Officer, Mr. Liszicasz on April 18, 2021.

	For the years ended December 31,
	2022	2021	2020
Legal Fees	$92,308	$85,815	$224,479
Design Services1.	-	4,013	-
1. US$3000